UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/09

Date of reporting period: 11/01/08 - 10/31/09

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)






















Annual Report
October 31, 2009


Management's Discussion of Fund Performance

                                                            December 22, 2009
Dear Fellow Shareholders:

We are very proud to present the October 2009 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

Since our last annual report, our country has witnessed one of those once-in-a-lifetime (we hope) economic slowdowns that has frightened people. In truth, this downturn has yet to equal that of the early 1980's in terms of unemployment. The severe drop in the market mimics what we saw in the oil crisis of the 1970's. You do, however, have to reach back to the Depression era to find such a drastic fall in the GDP.

Have things turned around? Judging by the run-up in the markets, you might think so. Still, the markets continue to lag. For example, both the S&P 500 and the Dow Jones remain more than 30% below their October 2009 peaks (based on the end date of this report). Worse, unemployment continues to increase and the specter of inflation looms ominously in the shadows.

What's happened over the last six months might suggest to you the secret of our continuing and ongoing success. While those stocks hit hardest bounced back, they haven't come close to their previous highs. Meanwhile, as the dollar has fallen, investors have rushed to both international markets and commodities. The latter hints we may be witnessing the creation of a short-term bubble. Why? For one thing, the dollar hasn't fallen as much as the headlines lead you to believe (it's barely touched the lows of 2008). For another (and we'll test this during the next foreign crisis), the dollar still holds some cache as a reserve currency. Finally, commodities have no fundamental value beyond their use as a natural resource. Case in point:
Gold. Demand for gold represents a purely psychological event. It offers no intrinsic worth and, once demand for it fades (possibly when investor psychology cools), you might witness a dramatic fall in its price.

We've always taken a more disciplined, more conservative, approach when managing our portfolios. We successfully guided the funds through the severe drop in the markets through the first part of this fiscal year. We did this by avoiding the investment fad de jour. Sure, those investments made headlines with their stratospheric performance two years ago, but they made more headlines with their total collapse. Investors caught in their web suffered terribly, some even irreparably. We didn't.

Over the past ten years, the Unrestricted Series has an average annual gain of a positive 3.4% and the Greater Western New York Series has an average gain of a positive 2.9%. In the same period, the benchmark for each series - the Value Line Geometric Index - has an average annual loss of negative 3.9%. While past performance does not guarantee future results, it's important to consider this: the Unrestricted Series is within 22% of its all-time high and the Greater Western New York Series is within 29% of its all-time high. The Value Line Geometric Index remains almost 44% below its all time high.

In general, the Unrestricted Series remains in a temporarily defensive position and, as a result of this position to not be fully invested in equities, so the Series may not achieve its objective.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President


BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/99 to 10/31/09. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2000          $10,346                         $9,128
6/30/2001          $12,027                         $8,950
6/30/2002          $10,885                         $7,260
6/30/2003          $11,598                         $6,620
6/30/2004          $13,610                         $8,435
6/30/2005          $13,990                         $8,842
6/30/2006          $14,172                         $9,470
6/30/2007          $16,801                        $11,048
6/30/2008          $15,037                         $8,326
10/31/2008         $12,410                         $5,745
10/31/2009         $13,121                         $6,293

Annualized
Returns Ending	Bullfinch Fund Inc.	Value Line
10/31/2009	Unrestricted Series	Geometric Index

One - Year	+ 5.73%			+ 9.53%
Five - Year	-  0.09%			-  5.08%
Ten - Year	+ 3.40%			-  3.88%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2000           $9,735                         $9,128
6/30/2001          $10,043                         $8,950
6/30/2002           $9,120                         $7,260
6/30/2003           $9,725                         $6,620
6/30/2004          $12,127                         $8,435
6/30/2005          $12,782                         $8,842
6/30/2006          $14,132                         $9,470
6/30/2007          $15,903                        $11,048
6/30/2008          $14,283                         $8,326
10/31/2008         $12,191                         $5,745
10/31/2009         $11,770                         $6,293



Annualized
Returns Ending	Bullfinch Fund Inc.	Value Line
10/31/2009	Greater WNY Series	Geometric Index

One - Year	-  3.45%			+ 9.53%
Five - Year	+ 0.29%			-  5.08%
Ten - Year	+ 2.87%			-  3.88%










UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2009
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2009, the related statements of operations and changes in net assets for the year ended October 31, 2009, the four months ended October 31, 2008 and the year ended June 30, 2008, and the financial highlights for the year ended October 31, 2009, the four months ended October 31, 2008, and the years ended June 30, 2008, 2007 and 2006. Bullfinch Fund, Inc. - Unrestricted Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of October 31, 2009, the results of its operations and changes in net assets for the year ended October 31, 2009, the four months ended October 31, 2008, and the year ended June 30, 2008, and its financial highlights for the year ended October 31, 2009, the four months ended October 31, 2008 and the years ended June 30, 2008, 2007 and 2006 in conformity with accounting principles generally accepted in the United States of America.


/s/ EFP Rotenberg & Co., LLP
EFP Rotenberg & Co., LLP
Rochester, New York
  December 23, 2008

UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2009


ASSETS

Investments in Securities, at Fair Value,
                Identified Cost of $3,098,089	                    $  3,171,022

Cash                                                                   894,854

Accrued Interest and Dividends                                           2,534

Prepaid Expenses	                                                        6,319
                                                                  ------------

Total Assets                                                      $  4,074,729
                                                                  ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                 $      16,165

Unsettled Trades                                                        61,567


NET ASSETS

Net Assets (Equivalent to $11.27 per share based on 354,608.136
                                shares of stock outstanding)         3,996,997
                                                                 -------------

Total Liabilities and Net Assets                                   $ 4,074,729
                                                                 =============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       354,608.136 Shares Outstanding                              $  4,538,431

Accumulated Net Investment Loss                                       (614,367)

Net Unrealized Depreciation on Investments                              72,933
                                                                  ------------

Net Assets at October 31, 2009                                    $  3,996,997
                                                                  ============

The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2009

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Computers - Software - 10.12%
   Microsoft Corp.                    6,200          151,626           171,926
   Oracle                             5,500           56,121           116,050
   Synopsis, Inc.                     5,600          115,460           123,312
                                                  ----------        ----------
                                                     323,207           411,288

Medical Products and Supplies - 9.06%
  Johnson & Johnson                   2,400          136,714           141,720
  Medtronic Inc.                      3,000          147,940           107,100
  Stryker Corp.                       2,600          125,743           119,600
                                                  ----------        ----------
                                                     410,397           368,420

Semiconductors - 6.53%
   Intel Corp.                        8,000          143,610           152,880
   National Semiconductor Corp.       8,700          143,165           112,578
                                                  ----------        ----------
                                                     286,775           265,458

Electrical Equipment - 6.36%
   Corning Inc.                       9,700          108,148           141,717
   General Electric Co.               8,200          196,783           116,932
                                                  ----------        ----------
                                                     304,931           258,649

Retail - General - 4.37%
   Fred's Inc. Class A               15,000          152,560           177,600

Retail - Specialty - 3.90%
   Fastenal Co.                       4,600          160,395           158,700

Biotech - 3.71%
  Meridian Bioscience Inc.            6,800          118,878           150,892

Beverages - 3.47%
  Hansen Natural Corp.                3,900          125,589           140,985

Machinery - 3.29%
   Idex Corp.                         4,700          151,555           133,621

Commercial Services - 3.21%
   Paychex, Inc.                      4,600          148,135           130,686

Information Services - 3.17%
   Interactive Data Corp.             4,900          127,966           128,870

Electronics Components - 2.87%
  Tyco Electronics                    5,500          149,751           116,875




                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------
Pharmaceuticals -2.52%
   Mylan Inc.                         6,300           87,179           102,312

Food Processing - 2.49%
   Sensient Technologies              4,000           80,550           101,160

Utilities - Natural Resources - 2.41%
   Chesapeake Utilities Corp.         3,100           57,194            98,208

Computers- Networking - 2.13%
   Cisco Systems, Inc.                3,800           55,372            86,678

Insurance - 2.03%
   Gallagher Arthur J & Co.           3,700           92,691            82,547

Banking and Finance - 1.70%
   Fiserv, Inc.                       1,500           53,663            68,805

Metals - Diversified - 1.60%
   Carpenter Technology CP            3,100           59,679            65,193

  Computers - Hardware - 1.54%
   Dell Corp.                         4,350           90,055            62,857

Industrial Services - 1.51%
   Expeditors Int'l Washington        1,900           61,567            61,218



Schwab Money Market - 22.01%                                           894,854



Total Investments in Securities                  $ 3,098,089       $ 4,065,876
                                                 ===========       ===========



The accompanying notes are an integral part of these statements

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2009

Table of Industries

Industry						Market Value			Percent
--------                              --------------                 -------
Banking & Finance                     $       68,805                   1.70%
Beverages                             $      140,985                   3.47%
Biotech                               $      150,892                   3.71%
Commercial Services                   $      130,686                   3.21%
Computers - Hardware                  $       62,857                   1.54%
Computers - Networking                $       86,678                   2.13%
Computers - Software                  $      411,288                  10.12%
Electrical Equipment                  $      258,649                   6.36%
Electronics Components                $      116,875                   2.87%
Food Processing                       $      101,160                   2.49%
Industrial Services                   $       61,218                   1.51%
Information Services                  $      128,870                   3.17%
Insurance                             $       82,547                   2.03%
Machinery                             $      133,621                   3.29%
Medical Products & Supplies           $      368,420                   9.06%
Metals - Diversified                  $       65,193                   1.60%
Pharmaceuticals                       $      102,312                   2.52%
Retail - General                      $      177,600                   4.37%
Retail - Specialty                    $      158,700                   3.90%
Semiconductors                        $      265,458                   6.53%
Utilities - Natural Resources         $       98,208                   2.41%
                                      --------------                 -------
Total Equities                        $    3,171,022                  77.99%

Cash & Equivalents                    $      894,854                  22.01%

Total Invested Assets                 $    4,065,876                 100.00%
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2009, THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEAR ENDED JUNE 30, 2008
                                         October      October        June
                                            2009         2008        2008
                                       ---------    ---------   ---------
INVESTMENT INCOME:
   Dividends                           $  71,612    $  28,411   $ 121,723
EXPENSES:
   Management fees                        42,876       17,005      53,669
   Legal and Professional                 12,521        6,164      12,020
   Director's Fees                         1,200          650       1,200
   D&O/E&O                                 8,684        2,873       7,685
   Fidelity Bond                             919          919       1,058
   Taxes                                     585          300         309
   Telephone                                  95            0         137
   Registration Fees                       2,751          118       1,275
   Custodian Fees                          2,677        2,737       2,865
   Dues and Subscriptions                  2,034          216       2,484
                                       ---------    ---------   ---------
Total expense                             74,342       30,982      82,702
                                       ---------    ---------   ---------
Net investment income (loss)              (2,730)      (2,571)     39,021
                                       ---------    ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)
  from securities transactions          (281,373)           0       2,740
Unrealized appreciation (depreciation)
   during the period                     517,501     (859,412)   (598,228)
Net gain (loss) on investments           236,128     (859,412)   (595,488)
CHANGE IN NET ASSETS FROM OPERATIONS    $233,398    $(861,983)  $(556,467)

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEAR ENDED
OCTOBER 31, 2009, THE FOUR MONTHS ENDED OCTOBER 31, 2008,
AND THE YEAR ENDED JUNE 30, 2008
                                         October      October        June
                                            2009         2008        2008
                                       ---------    ---------   ---------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)         $  (2,730)   $  (2,571)  $  39,021
  Net realized gain (loss)
    from security transactions          (281,373)           0       2,740
  Net change in unrealized appreciation
    (depreciation) of investments        517,501     (859,412)   (598,228)
  Change in net assets from operations   233,398     (861,983)   (556,467)

CAPITAL SHARE TRANSACTION:
  Sales                                  139,406      325,468     368,454
  Redemptions                           (650,802)     (92,678)    (71,018)
Total capital share transactions        (511,396)     232,790     297,436
Increase in net assets                  (277,998)    (629,193)   (259,031)

NET ASSETS:
  Beginning of period                  4,274,995    4,904,188   5,163,219
  End of period                       $3,996,997   $4,274,995  $4,904,188

The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2009



NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2009 the Series has capital loss carryforwards of $281,373 which expire in eight years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $86,821 and ordinary income of $22,790 to its shareholders on December 26, 2007 in the form of stock dividends equal to 7,735.411 shares of stock. The Series made a distribution of its ordinary income of $14,355 to its shareholders on June 27, 2008 in the form of stock dividends equal to 1,104.207 shares of stock. The Series made a distribution of its ordinary income of $7,748 to its shareholders on December 30, 2008 in the form of stock dividends equal to 779.456 shares of stock

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates. Subsequent events were evaluated through December 23, 2009, the date these financial statements were available for issue.

NOTE C - INVESTMENTS

For the year ended October 31, 2009, the Series purchased $656,031 of common stock. During the same period, the Series sold $950,748 of common stock.

For the four months ended October 31, 2008, the Series purchased $509,741 of common stock. During the same period, the Series sold $0 of common stock.

For the year ended June 30, 2008, the Series purchased $1,509,753 of common stock. During the same period, the Series sold $1,275,745 of common stock.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $337,999 and the gross unrealized depreciation for all securities totaled $265,066 or a net unrealized appreciation of $72,933. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $3,098,089.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $308,970 and the gross unrealized depreciation for all securities totaled $753,538, or a net unrealized depreciation of $444,568. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $3,674,180.

At June 30, 2008 the gross unrealized appreciation for all securities totaled $647,125 and the gross unrealized depreciation for all securities totaled $232,280, or a net unrealized appreciation of $414,845. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $3,164,439.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2009, the four months ended October 31, 2008 and the year ended June 30, 2008, the fund paid investment advisory fees of $42,876, $17,005 and $53,669, respectively.

On October 31, 2009, the fund had $3,716 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

Balance at June 30, 2007                        348,746.944        $ 4,387,887

Shares sold during 2008                          26,404.727            368,454
Shares Redeemed during 2008                      (5,134.964)           (71,018)
Reinvestment of Distributions, December 26, 2007  7,735.411            109,611
Reinvestment of Distributions, June 27, 2008      1,104.207             14,355

Balance at June 30, 2008                        378,856.325        $ 4,809,289

Shares sold during short period 2008             28,641.407            325,468
Shares Redeemed during short period 2008         (7,089.452)           (92,678)

Balance at October 31, 2008                     400,408.280        $ 5,042,079

Shares sold during 2009                          13,278.412            139,406
Shares Redeemed during 2009                     (59,858.012)          (650,802)
Reinvestment of Distributions, December 30, 2008    779.456              7,748

Balance at October 31, 2009                     354,608.136        $ 4,538,431




UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEAR ENDED OCTOBER 31, 2009, FOR THE FOUR MONTHS ENDED
OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008, 2007, AND 2006

                                   October  October     June     June     June
                                      2009     2008     2008     2007     2006

NET ASSET VALUE,
   beginning of period             $ 10.68  $ 12.94  $ 14.81  $ 13.29  $ 13.97

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)       (0.01)   (0.01)    0.10     0.12     0.03
  Net gain (loss) on securities
    both realized and unrealized      0.58    (2.25)   (2.31)    0.49    (1.56)

Total from investment operations      0.57    (2.26)   (2.21)    0.61    (1.53)

DISTRIBUTIONS
 Dividends                            0.02     0.00     0.34     0.91     0.85

NET ASSET VALUE, end of period     $ 11.27  $ 10.68  $ 12.94  $ 14.81  $ 13.29

NET ASSETS,
   end of period        $3,996,997 $4,274,995 $4,904,188 $5,163,219 $4,497,546


                                    Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*              1.84%    0.64%    1.62%    1.56%    1.78%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*             (0.07)%  (0.05)%   0.77%    0.85%    0.21%

PORTFOLIO TURNOVER RATE*             16.23%    0.00%   25.03%   30.41%   15.33%

TOTAL RETURN                          5.73%  (28.44)% (10.76)%  18.55%    1.30%

* Per share amounts calculated using the average shares method



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2009
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc.- Western New York Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2009, the related statements of operations and changes in net assets for the year ended October 31, 2009, the four months ended October 31, 2008 and the year ended June 30, 2008, and the financial highlights for the year ended October 31, 2009, the four months ended October 31, 2008, and the years ended June 30, 2008, 2007 and 2006. Bullfinch Fund, Inc.- Western New York Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc.- Western New York Series (a series within the Bullfinch Fund, Inc.) as of October 31, 2009, the results of its operations and changes in net assets for the year ended October 31, 2009, the four months ended October 31, 2008, and the year ended June 30, 2008, and its financial highlights for the year ended October 31, 2009, the four months ended October 31, 2008 and the years ended June 30, 2008, 2007 and 2006 in conformity with accounting principles generally accepted in the United States of America.

/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
  December 23, 2009



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2009

ASSETS

Investments in securities, at fair value,
                identified cost of $645,514                         $ 634,459

Cash                                                                   60,142

Accrued interest and dividends                                            344

Prepaid expenses                                                          857

Due from Investment Advisor                                             1,909

Total assets                                                        $ 697,711


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                    $   3,226


NET ASSETS

Net assets (equivalent to $10.64 per share
        based on 65,268.173 shares of stock outstanding)              694,485

Total Liabilities and Net Assets                                    $ 697,711

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       65,268.173 Shares Outstanding                               $ 752,837

Accumulated net investment loss                                      (47,297)

Net unrealized appreciation on investments                           (11,055)

Net assets at October 31, 2009                                     $ 694,485


The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2009

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Electrical Equipment - 9.08%
   Corning, Inc.                      1,900           21,672            27,759
   General Electric Co.               1,450           35,248            20,677
   Ultralife Batteries, Inc.          4,000           25,175            14,640
                                                  ----------        ----------
                                                      82,095            63,076
Medical Products & Supplies - 8.95%
   Bristol-Myers Squibb Co.           1,000           21,938            21,800
   Greatbatch Technologies              850           18,984            16,719
   Johnson & Johnson                    400           22,617            23,620
                                                  ----------        ----------
                                                      63,539            62,139
Electronic Components - 7.87%
   Astronics Corp. Class A            1,750           15,396            14,508
   IEC Electronics Corp.              4,518            6,984            18,885
   Tyco Electronics                   1,000           27,259            21,250
                                                  ----------        ----------
                                                      49,639            54,643
Banking & Finance - 6.83%
   Community Bank System              1,200           23,452            22,332
   M&T Bank Corp.                       400           38,896            25,140
                                                  ----------        ----------
                                                      62,348            47,472
Aerospace - 6.74%
   Harris Corporation                   500           24,989            20,860
   Moog, Inc. Class A                   637           15,976            15,906
   Northrop Grumman                     200            2,536            10,026
                                                  ----------        ----------
                                                      43,501            46,792
Real Estate & Related - 4.86%
   Home Properties  Inc.                400           16,297            15,672
   Sovran Self Storage                  600           23,459            18,060
                                                  ----------        ----------
                                                      39,756            33,732
Commercial Services - 3.98%
   Harris Interactive, Inc.           2,200            6,273             2,068
   Paychex, Inc.                        900           24,805            25,569
                                                  ----------        ----------
                                                      31,078            27,637
Computers - Software - 3.95%
   Oracle                             1,300           16,642            27,430

Machinery - 3.92%
   Columbus McKinnon Corp.              100            2,344             1,655
   Idex Corporation                     900           29,029            25,587
                                                  ----------        ----------
                                                      31,373            27,242
Railroads - 3.76%
   Genesee & Wyoming Class A            900            2,522            26,109

Computers - Services - 3.51%
   Computer Task Group, Inc.          3,500           11,872            24,395

Foods & Beverages - 3.42%
   Constellation Brands, Inc.         1,500           15,118            23,730

Utilities - Natural Resources - 3.26%
  National Fuel Gas Co.                 500           11,250            22,670

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Automotive - 3.12%
   Monro Muffler Brake Inc.             700           12,443            21,693

Steel - 3.11%
   Gilbraltar Industries Inc.         2,000           25,111            21,640

Computers - Hardware - 2.91%
   Dell Corporation                   1,400           23,781            20,230

Metal Fabrication & Hardware - 2.86%
   Graham Corp.                       1,400           15,140            19,838

Retail - Specialty - 2.73%
   Fastenal Co.                         550           19,186            18,975

Telecommunications  - 1.86%
   Frontier Communications            1,800           20,663            12,906

Office Equipment - 1.52%
   Xerox Corp.                        1,400           17,817            10,528

Computers - Distributors - 1.01%
   Ingram Micro                         400            4,230             7,060

Photographic Equipment and Suppliers - 0.86%
   Eastman Kodak                      1,600           34,170             6,000

Packaging and Containers - 0.47%
   Mod Pac Corporation                1,130            4,875             3,266

Health Care Service Provider - 0.35%
  VirtualScopics Inc.                 2,000            2,981             2,416

Airlines - 0.30%
   Southwest Airlines Co.               250            3,447             2,100

Industrial Materials - 0.11%
   Servotronics, Inc.                   100              937               740



Schwab Money Market - 8.66%                                             60,142


Total Investments in Securities                    $ 645,514         $ 694,601



The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2009


Table of Industries

Industry						Market Value			Percent
--------                              --------------                 -------
Aerospace                             $       46,792                   6.74%
Airlines                              $        2,100                   0.30%
Automotive                            $       21,693                   3.12%
Banking & Finance	                     $       47,472                   6.83%
Commercial Services                   $       27,637                   3.98%
Computers - Distributors              $        7,060                   1.01%
Computers - Hardware                  $       20,230                   2.91%
Computers - Services                  $       24,395                   3.51%
Computers - Software                  $       27,430                   3.95%
Electrical Equipment                  $       63,076                   9.08%
Electronics Components                $       54,643                   7.87%
Foods & Beverages	                     $       23,730                   3.42%
Health Care Service Provider          $        2,416                   0.35%
Industrial Materials                  $          740                   0.11%
Machinery                             $       27,242                   3.92%
Medical Products & Supplies           $       62,139                   8.95%
Metal Fabrication & Hardware          $       19,838                   2.86%
Office Equipment                      $       10,528                   1.52%
Packaging & Containers                $        3,266                   0.47%
Photographic Equipment & Suppliers    $        6,000                   0.86%
Railroads                             $       26,109                   3.76%
Real Estate & Related                 $       33,732                   4.86%
Retail - Specialty                    $       18,975                   2.73%
Steel                                 $       21,640                   3.11%
Telecommunications                    $       12,906                   1.86%
Utilities - Natural Resources         $       22,670                   3.26%
Total Equities                        $      634,459                  91.34%

Cash & Equivalents                    $       60,142                   8.66%
                                      --------------                 -------

Total Invested Assets                 $      694,601                 100.00%









The accompanying notes are an integral part of these statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2009,
THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEAR ENDED JUNE 30, 2008
                                         October      October        June
                                            2009         2008        2008
                                       ---------    ---------   ---------
INVESTMENT INCOME:
   Dividends                          $   14,568   $    4,826  $   15,049
EXPENSES:
   Management fees                         8,557        3,422       9,448
   Reimbursement of Management Fees       (1,909)           0        (156)
   Legal and Professional                  1,647          707       1,380
   Director's Fees                         1,200          650       1,200
   D&O/E&O                                   965          319         902
   Fidelity Bond                             102          102         117
   Taxes                                     665          300         150
   Telephone                                  95            0         137
   Registration Fees                         651          107         300
   Custodian Fees                            587          702         394
   Dues and Subscriptions                  1,234          216       1,284
Total expense                             13,794        6,525      15,156
Net investment income (loss)                 774       (1,699)       (107)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
    securities transactions              (15,528)        (446)     21,036
Unrealized appreciation (depreciation)
    during the period                    (13,899)    (134,961)   (100,995)
Net gain (loss) on investments           (29,427)    (135,407)    (79,959)
CHANGE IN NET ASSETS FROM OPERATIONS    $(28,653)   $(137,106) $  (80,066)

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 2009, THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEAR ENDED JUNE 30, 2008
                                         October      October        June
                                            2009         2008        2008
                                       ---------    ---------   ---------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)       $      774 $     (1,699) $     (107)
   Net realized gain (loss)
      from security transactions         (15,528)        (446)     21,036
   Net change in unrealized appreciation
      (depreciation) of investments      (13,899)    (134,961)   (100,995)
   Change in net assets from operations  (28,653)    (137,106)    (80,066)

CAPITAL SHARE TRANSACTIONS:
   Sales                                  12,297      151,830     122,449
   Redemptions                           (60,725)      (7,102)     (6,000)
Total capital share transactions         (48,428)     144,728     116,449
Increase in net assets                   (77,081)       7,622      36,383
NET ASSETS:
   Beginning of period                   771,566      763,944     727,561
   End of period                       $ 694,485    $ 771,566   $ 763,944

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2009


NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2009 the Series has capital loss carryforwards of $15,974 which expire in eight years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $24,796 to its shareholders on December 26, 2007, in the form of stock dividends equal to 1,711.274 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates. Subsequent events were evaluated through December 23, 2009, the date these financial statements were available for issue.

NOTE C - INVESTMENTS

For the year ended October 31, 2009, the Series purchased $46,398 of common stock. During the same period, the Series sold $27,690 of common stock.

For the four months ended October 31, 2008, the Series purchased $179,389 of common stock. During the same period, the Series sold $49,919 of common stock.

For the year ended June 30, 2008, the Series purchased $216,441 of common stock. During the same period, the Series sold $122,654 of common stock.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $110,953 and the gross unrealized depreciation for all securities totaled $122,008, or a net unrealized depreciation of $11,055. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $645,514.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $119,091 and the gross unrealized depreciation for all securities totaled $116,247, or a net unrealized appreciation of $2,844. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $642,996.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $205,277 and the gross unrealized depreciation for all securities totaled $67,473, or a net unrealized appreciation of $137,804. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $513,973.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2009, the four months ended October 31, 2008 and the year ended June 30, 2008, the fund paid investment advisory fees of $6,648, $3,422 and $9,292, respectively.

On October 31, 2009, the fund had $775 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

Balance at June 30, 2007                    48,994.697          $ 515,292

Shares sold during 2008                      8,926.488            122,449
Shares redeemed during 2008                   (418.003)            (6,000)
Reinvestment of Distributions,
      December 26, 2007                      1,711.274             24,796

Balance at June 30, 2008                    59,214.456          $ 656,537


Shares sold during short period 2008        11,499.549            151,830
Shares redeemed during short period 2008      (701.804)            (7,102)

Balance at October 31, 2008                 70,012.201          $ 801,265


Shares sold during 2009                      1,278.357             12,297
Shares redeemed during 2009                 (6,022.385)           (60,725)

Balance at October 31, 2009                 65,268.173          $ 752,837

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEAR ENDED OCTOBER 31, 2009, FOR THE FOUR MONTHS
ENDED OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008, 2007, AND 2006

                                   October  October     June     June     June
                                      2009     2008     2008     2007     2006

NET ASSET VALUE,
   beginning of period             $ 11.02  $ 12.90  $ 14.85  $ 13.27  $ 12.88

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)        0.01    (0.02)    0.00    (0.07)   (0.07)
  Net gain (loss) on securities both
   realized and unrealized           (0.39)   (1.86)   (2.43)    1.57    (0.49)
Total from investment operations     (0.38)   (1.88)   (2.43)    1.50    (0.56)

DISTRIBUTIONS
    Dividends                          .00      .00      .48      .08      .95

NET ASSET VALUE,
   end of period                   $ 10.64  $ 11.02  $ 12.90  $ 14.85  $ 13.27

NET ASSETS, end of period      $694,485  $771,566  $763,944  $727,561  $631,101




                                    Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*                 2.00%    0.79%    2.00%    1.98%    1.92%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*               2.28%    0.79%    2.03%    2.13%    2.35%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*              0.11%   (0.21)%  (0.01)%  (0.50)%  (0.53)%

PORTFOLIO TURNOVER RATE*             4.02%    6.07%   16.22%    4.98%   15.79%

TOTAL RETURN                        (3.45)% (26.93)% (10.18)%  12.53%   10.57%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/09      10/31/09 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $ 1,148.80      1.8%	       $  9.80
Greater Western
    New York Series      1,000.00      1,203.60      2.0%	       $ 10.93
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.8%	       $  9.24
Greater Western
    New York Series      1,000.00      1,025.00      2.0%	       $ 10.04

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2009 to October 31, 2009).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon, New York 14506.

The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 49  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 51      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;
  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 49    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 50   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006
Bryan D. Hickman, 65    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

John P. Lamberton, 49   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 49 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Founder, Managing Member
  Seattle,                              Length of Time   Chipman & Martin, LLC;
  WA  98103                             Served:          Sales Directors,
                                        Since 1997       Aecon Buildings, Inc.

Michael J. Morris, 49	Director; Audit	Term of Office: N/A	Actuary			2		N/A
  72 Lovely Street		Committee	Length of Time		United Healthcare
  Unionville, CT 06085			Served: Since 1997

Lois Niland, 58         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 49 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000

PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the A dviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1. Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2. The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the Independent Directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than its peers (as reported by Lipper).
3. The cost of adviser services and the profits realized by the Adviser - the Independent Directors noted the Adviser is not charging and is not receiving an excessive amount of profit for, among other reasons, its continued subsidization of the Greater Western New York Series.
4. Extent to which economies of scale would be realized as a fund group - the Independent Directors noted the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.
5. Do fee levels reflect economies of scale for the benefit of fund investors?
- the Independent Directors noted the Adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million. The Independent Directors noted there was an increase in expenses primarily due to the D&O/E&O costs and expressed a desire for increased direct marketing in order to further take advantage of economies of scale.
6. For the above comparison of fees and services, the Board relied on material provided by the Adviser, and, because much of this material came from third party sources, the Board did not obtain information independent of the Investment Adviser.


Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2009     10/31/2009

            Audit Fees              $11,500          $ 6,000

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $     0
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 28, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 24, 2009